Document And Entity Information	Mar. 15, 2022
Document Information [Line Items]
Entity, Registrant Name	Atlanticus Holdings Corporation
Document, Type	8-K
Document, Period End Date	Mar. 15, 2022
Entity, Incorporation, State or Country Code	GA
Entity, File Number	000-53717
Entity, Tax Identification Number	58-2336689
Entity, Address, Address Line One	Five Concourse Parkway, Suite 300
Entity, Address, City or Town	Atlanta
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	828-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001464343
CommonStockNoParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	ATLC
Security Exchange Name	NASDAQ
SeriesBCumulativePerpetualPreferredStockNoParValue7625 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	7.625% Series B Cumulative Perpetual Preferred Stock, no par value
Trading Symbol	ATLCP
Security Exchange Name	NASDAQ
SeniorNotesDue20266125 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	6.125% Senior Notes due 2026
Trading Symbol	ATLCL
Security Exchange Name	NASDAQ